Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Goodwill and intangible assets
9. Goodwill and intangible assets

Goodwill
Goodwill is initially recognised based on the accounting policy for business combinations (see note 21). Goodwill is subsequently measured at cost less amounts provided for impairment. Goodwill acquired in a business combination is assessed to determine whether new cash generating units (CGUs) are created, and if not, is allocated to the Group’s CGUs, or groups of CGUs (GCGUs) in line with the structure detailed below. These might not always be the same as the CGUs or GCGUs that include the assets and liabilities of the acquired business.

Intangible assets
Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.
Expenditure to support development of internally produced intangible assets is recognised in profit or loss as incurred.
Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary.
Finite-life intangible assets mainly comprise software, patented and non-patented technology, know-how and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years.

Cash generating units
For impairment testing purposes, the Group’s assets are grouped into Cash Generating Units (CGUs) which are the smallest identifiable group of assets that generates largely independent cash inflows. From 1 July 2022, the Group has revised its CGUs to align with the Compass organisation structure of Business Units and Global Business Units.
For the purpose of impairment testing, Goodwill is allocated to groups of CGUs (GCGUs) which are based on the five Business Groups since the synergies acquired through a business combination benefit a Business Group as a whole rather than a specific Business Unit or Global Business Unit. Cash inflows relating to indefinite-life intangible assets are identifiable at Business Unit or Global Business Unit level and are therefore allocated to individual CGUs.

Impairment Review
The impairment test is performed by comparing the carrying value of the CGUs or GCGUs with their recoverable value. The recoverable value is primarily based on value in use but also considers fair value less costs of disposal where relevant. Any impairment is charged to the income statement as it arises.

9. Goodwill and intangible assets continued

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2022			Software	Other
Cost
1 January 2022	21,489	17,681	3,189	1,114	43,473
Additions through business combinations(a)	585	603	–	–	1,188
Disposal of businesses	(16)	(4)	(3)	–	(23)
Reclassification to held for sale	–	(25)	(4)	–	(29)
Additions	–	–	251	2	253
Disposals and other movements	–	(2)	(24)	(5)	(31)
Hyperinflationary adjustment	116	17	–	–	133
Currency retranslation	592	246	(92)	26	772
31 December 2022	22,766	18,516	3,317	1,137	45,736
Accumulated amortisation and impairment
1 January 2022	(1,159)	(211)	(2,609)	(903)	(4,882)
Amortisation/impairment for the year	–	(146)	(216)	(93)	(455)
Disposals and other movements	1	–	32	5	38
Currency retranslation	1	7	63	(19)	52
31 December 2022	(1,157)	(350)	(2,730)	(1,010)	(5,247)
Net book value 31 December 2022(b)	21,609	18,166	587	127	40,489

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2021			Software	Other
Cost
1 January 2021	20,118	15,420	2,819	1,074	39,431
Additions through business combinations	741	1,753	–	1	2,495
Disposal of businesses	(2)	–	–	–	(2)
Reclassification to held for sale(c)	(534)	(362)	(7)	–	(903)
Additions	–	–	229	2	231
Disposals and other movements	(18)	–	(44)	(3)	(65)
Hyperinflationary adjustment	96	7	–	–	103
Currency retranslation	1,088	863	192	40	2,183
31 December 2021	21,489	17,681	3,189	1,114	43,473
Accumulated amortisation and impairment
1 January 2021	(1,176)	(211)	(2,282)	(821)	(4,490)
Amortisation/impairment for the year	–	–	(222)	(52)	(274)
Disposals and other movements	18	1	48	2	69
Currency retranslation	(1)	(1)	(153)	(32)	(187)
31 December 2021	(1,159)	(211)	(2,609)	(903)	(4,882)
Net book value 31 December 2021	20,330	17,470	580	211	38,591
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2022 as well as subsequent changes in the fair value of goodwill and intangibles for the acquisitions made in 2021 where the initial acquisition accounting was provisional at the end of 2021. See note 21 for further details.
(b)Within indefinite-life intangible assets there are five existing brands that have a significant carrying value: Horlicks €2,759 million (2021: €2,898 million), Knorr €1,839 million (2021: €1,803 million), Paula's Choice €1,764 million (2021: €1,660 million), Carver Korea €1,456 million (2021: €1,452 million) and Hellmann’s €1,261 million (2021: €1,196 million).
(c)Goodwill and intangibles in relation to ekaterra amounting to €899 million were reclassified as held for sale.
9. Goodwill and intangible assets continued
Significant CGUs
The goodwill and indefinite-life assets held in the GCGUs and CGUs shown below are considered significant within the total carrying amounts of goodwill and indefinite-life intangible as at 31 December 2022.

2022 GCGUs
€ billion
Goodwill
Beauty & Wellbeing	4.9
Personal Care	4.1
Home Care	0.9
Nutrition	8.3
Ice Cream	3.4
Total GCGUs	21.6

2022 CGUs
€ billion
Indefinite- life intangible assets
Nutrition South Asia	3.3
Nutrition Europe, ANZ & METU	1.4
Nutrition North America	1.0
Prestige	2.8
Beauty & Wellbeing North Asia	1.5
Health & Wellness	1.6
Total Significant CGUs	11.6
Others(a)	6.6
Total CGUs	18.2
 (a) Included within Others are individually insignificant amounts of intangible assets.
Key assumptions
In performing our annual impairment testing, the recoverable amount of each CGU has been calculated based on its value in use, estimated as the present value of projected future cash flows. Each GCGU's value in use is based on the aggregated value in use of the CGUs grouped under the respective GCGU.
Projected cash flows include specific estimates for a period of five years. The growth rates and operating margins used to estimate cash flows for the five years are based on past performance and on the Group’s three-year strategic plan, de-risked to ensure reasonability and extended to years four and five. The Group's three-year strategic plan factors in initiatives we are undertaking to reduce carbon emissions in line with our CTAP and impacts of climate change on our operational costs. The growth rates used in this exercise for GCGUs and significant CGUs are set out below:
For the year 2022

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Nutrition	Ice Cream
Longer-term sustainable growth rates	3%	3%	4%	3%	3%
Average near-term nominal growth rates	6%	3%	4%	5%	6%

For the year 2022	Nutrition South Asia	Nutrition Europe, ANZ & METU	Nutrition North America	Prestige	Beauty & Wellbeing North Asia	Health & Wellness
Longer-term sustainable growth rates	7%	2%	2%	2%	4%	2%
Average near-term nominal growth rates	7%	2%	4%	11%	3%	17%
The estimated cash flows after year five are extrapolated using a longer-term sustainable growth rate, which is determined as the lower of our own three-year average growth projection and external forecasts for the relevant market.
In 2022, the projected cash flows are discounted using pre-tax discount rates. The discount rates are specific to each CGU and are determined based on the weighted average cost of capital, including a market and country risk premium. Given the higher number of CGUs spread across different markets, the CGU discount rates are in the range 7.4% – 11.8% (2021: 6.4% – 7.6%).
There are no reasonably possible changes in key assumptions that would cause the carrying amount of any CGU to exceed its recoverable amount.
Impairment of Dollar Shave Club (DSC)
DSC is a male grooming business offering a monthly membership subscription service which regularly delivers razors and other grooming products directly to consumers by mail, and direct-selling through retail channels. The Group purchased DSC in 2016 and in 2022 it was identified as a CGU following the changes in our CGU structure (see note 1).
As part of the 2022 annual impairment review in line with the process noted above, the group determined that the carrying value of DSC exceeded its recoverable amount and a total impairment of €192 million was recognised.